CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (89,778)	$ (37,410)	$ (211,272)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	168,288	172,301	185,208
Gains on sales of properties	(6,557)	(14,613)	(9,134)
Debt satisfaction (gains) charges, net	311	(3,590)	(29,872)
Impairment charges and loan losses	117,443	56,940	101,166
Straight-line rents	(1,763)	862	(240)
Other non-cash (income) charges, net	(6,364)	(7,912)	(7,192)
Equity in (earnings) losses of non-consolidated entities	(30,334)	(21,741)	123,176
Distributions of accumulated earnings from non-consolidated entities, net	11,549	3,233	4,707
Deferred taxes, net	(1,799)	489	196
Increase (decrease) in accounts payable and other liabilities	1,589	5,186	1,175
Change in rent receivable and prepaid rent, net	19,929	12,272	2,519
Increase (decrease) in accrued interest payable	(970)	2,921	(4,605)
Other adjustments, net	(1,407)	(4,187)	3,475
Net cash provided by operating activities:	180,137	164,751	159,307
Cash flows from investing activities:
Investment in real estate, including intangible assets and capital leases	(127,992)	(52,324)	(45,122)
Net proceeds from sale of properties	124,039	80,224	113,139
Principal payments received on loans receivable	46,867	12,480	12,886
Investment in loans receivable	(32,591)	(40,632)	0
Investments in and advances to non-consolidated entities, net	(19,940)	(11,258)	4,765
Proceeds from sale of interest in non-consolidated entity	0	112	0
Distributions from non-consolidated entities in excess of accumulated earnings	5,900	1,356	16,241
Increase in deferred leasing costs	(15,870)	(5,129)	(8,641)
Change in escrow deposits and restricted cash	(3,405)	(8,282)	9,248
Proceeds from the sale of marketable equity and debt securities	0	0	9,451
Real estate deposits	(1,821)	(1,330)	0
Net cash provided by (used in) investing activities	(24,813)	(24,783)	111,967
Cash flows from financing activities:
Dividends to common and preferred shareholders	(94,861)	(77,252)	(49,642)
Repurchase of exchangeable notes	0	(25,493)	(101,006)
Proceeds from convertible notes	0	115,000	0
Principal amortization payments	(31,068)	(33,781)	(39,052)
Principal payments on debt, excluding normal amortization	(105,266)	(331,295)	(264,399)
Change in revolving credit facility borrowing, net	0	(7,000)	(18,000)
Increase in deferred financing costs	(4,214)	(5,760)	(5,317)
Proceeds of mortgages and notes payable	15,000	59,769	11,540
Proceeds from term loans	0	0	165,000
Contributions from noncontrolling interests	2	4,854	1,756
Cash distributions to noncontrolling interests	(5,811)	(8,356)	(3,485)
Repurchase of preferred shares	(15,456)	0	0
Receipts (payments) on forward equity commitment, net	(2,313)	1,473	(2,262)
Swap termination costs	0	0	(366)
Exercise of employee common share options	777	50	0
Issuance of common shares, net	98,953	166,602	20,026
Net cash used in financing activities	(144,257)	(141,189)	(285,207)
Change in cash and cash equivalents	11,067	(1,221)	(13,933)
Cash and cash equivalents, at beginning of year	52,644	53,865	67,798
Cash and cash equivalents, at end of year	$ 63,711	$ 52,644	$ 53,865